Note 19 - Exploration and Evaluation Assets (Details Textual) $ in Thousands					12 Months Ended					13 Months Ended
		Nov. 03, 2021 USD ($) ha oz t	Dec. 16, 2020 USD ($)	Nov. 19, 2020	Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)		Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($)	Aug. 31, 2021 oz t
Statement Line Items [Line Items]
Decrease in exploration and evaluation assets from reallocation to assets held for sale	[1]						$ 500
Assets arising from exploration for and evaluation of mineral resources					$ 8,648		6,768		$ 7,139	$ 8,648
Impairment loss recognised in profit or loss, exploration and evaluation assets					3,837	[2]	2,930	[1]
Total non-current assets or disposal groups classified as held for sale or as held for distribution to owners					0		500			0
Cash flows from (used in) exploration for and evaluation of mineral resources, classified as investing activities					(5,717)		(2,759)		(172)
Total trade and other current payables					9,957		8,664			9,957
Adjustments for impairment loss (reversal of impairment loss) recognised in profit or loss, exploration and evaluation assets					3,837		2,930		0
Eagle Vulture, Mascot and Penzance [member]
Statement Line Items [Line Items]
Total non-current assets or disposal groups classified as held for sale or as held for distribution to owners							500
Eagle Vulture, Mascot and Penzance [member]
Statement Line Items [Line Items]
Decrease in exploration and evaluation assets from reallocation to assets held for sale	[1]						500
Assets arising from exploration for and evaluation of mineral resources					0		0		3,416	0
Impairment loss recognised in profit or loss, exploration and evaluation assets					(0)	[2]	2,930	[1]
Eagle Vulture, Mascot and Penzance [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Assets arising from exploration for and evaluation of mineral resources							3,430
Maligreen [member]
Statement Line Items [Line Items]
Decrease in exploration and evaluation assets from reallocation to assets held for sale	[1]						(0)
Assets arising from exploration for and evaluation of mineral resources					4,196		0		0	4,196
Impairment loss recognised in profit or loss, exploration and evaluation assets					(0)	[2]	(0)	[1]
Cash flows from (used in) exploration for and evaluation of mineral resources, classified as investing activities		$ (4,000)
Inferred Mineral Resource (Ounce) | oz		940,000									940,000
Exploration and evaluation work, period (Year)		30 years
Estimated meters of diamond core and percussion drilling		60,000
Estimated bulk metallurgical test work (Metric Ton) | t		3.5
Inferred Mineral Resource at 1.88g/t (Metric Ton) | t											15,600,000
Percentage shallower than 220m											76.00%
Mass shallower than 220 m (Ounce) | oz											712,000
Percentage at 2.79 g/t											12.00%
Mass at 2.79 g/t (Ounce) | oz											827,000
Percentage grade higher than inferred											48.00%
Area of land (Hectare) | ha		550
Historic gold mined, mass (Ounce) | oz		20,000
Expected meters of initial drilling		4,800
Expected exploration and evaluation of mineral resources expenses		$ 1,600
Maligreen [member] | Bottom of range [member]
Statement Line Items [Line Items]
Period of initial exploration and evaluation work (Month)		18 months
Maligreen [member] | Top of range [member]
Statement Line Items [Line Items]
Period of initial exploration and evaluation work (Month)		24 months
Connemara North [Member]
Statement Line Items [Line Items]
Decrease in exploration and evaluation assets from reallocation to assets held for sale	[1]						(0)
Assets arising from exploration for and evaluation of mineral resources					463		300		0	463
Impairment loss recognised in profit or loss, exploration and evaluation assets					(0)	[2]	(0)	[1]
Total trade and other current payables			$ 300
Period of option agreement (Month)			18 months
Option agreement exercise expense			$ 600
Option agreement exercise expense within seven days of transfer of ownership			$ 4,400
Percentage of net smelter royalty			1.00%
Glen Hume [Member]
Statement Line Items [Line Items]
Decrease in exploration and evaluation assets from reallocation to assets held for sale	[1]						(0)
Assets arising from exploration for and evaluation of mineral resources					0		2,661		$ 0	0
Impairment loss recognised in profit or loss, exploration and evaluation assets					3,837	[2]	$ (0)	[1]
Expected exploration and evaluation of mineral resources expenses					0					0
Period of option agreement (Month)				15 months
Adjustments for impairment loss (reversal of impairment loss) recognised in profit or loss, exploration and evaluation assets					$ 3,800					$ 3,800

[1]	Management determined the fair value of Eagle Vulture, Mascot and Penzance as the future sale price as agreed by independent parties in the sale contract that amounted to $500. The carrying amount of Eagle Vulture, Mascot and Penzance before the impairment was $3,430 and the write down resulted in an impairment expense of $2,930. The $500 carrying value was reallocated to Assets held for sale in December, 2020. The sale was completed on July 27, 2021.
[2]	Caledonia has completed sufficient work to establish that the potential orebody at the Glen Hume property will not meet Caledonia’s requirements in terms of size, grade and width. Accordingly, Caledonia will not exercise the option to acquire this property. The Group voluntarily changed its disclosure policy for exploration and evaluation assets to be disclosed separately as Exploration and evaluation assets rather than as part of Property, plant and equipment (refer to note 4(h)).